Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment pension plans.
Beginning of year	$ 716,095	$ 520,473
Net periodic cost	171,156	158,905
Remeasurement adjustments	97,086	284,657
Benefits paid	(21,840)	(247,940)
End of year	962,497	716,095
Pensions
Post-employment pension plans.
Beginning of year	733,294
Net periodic cost	122,105
Remeasurement adjustments	70,861	84,929
Benefits paid	(210)
End of year	926,050	733,294
Seniority Premiums
Post-employment pension plans.
Beginning of year	(17,199)
Net periodic cost	49,051
Remeasurement adjustments	26,225	199,728
Benefits paid	(21,630)
End of year	$ 36,447	$ (17,199)